IMPAIRMENT OF NON-FINANCIAL ASSETS (Details Narrative)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Growth rate	1.20%
Top of range [member]
IfrsStatementLineItems [Line Items]
Growth rate	8.10%